SEGMENTED INFORMATION - Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Cash and cash equivalents	$ 1,141	$ 998	$ 900	$ 607
Property, plant and equipment, at fair value	64,005	54,283
Total assets	76,128	64,111
Total Liabilities	46,149	37,825
Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	540	445
Property, plant and equipment, at fair value	31,704	29,136
Total assets	36,720	33,347
Total Liabilities	25,608	21,818
Contribution from equity-accounted investments
Disclosure of operating segments [line items]
Cash and cash equivalents	(85)	(43)
Property, plant and equipment, at fair value	(1,578)	(1,165)
Total assets	(1,529)	(587)
Total Liabilities	(1,529)	(577)
Attributable to non-controlling interests
Disclosure of operating segments [line items]
Cash and cash equivalents	686	596
Property, plant and equipment, at fair value	33,879	26,312
Total assets	40,937	31,351
Total Liabilities	22,070	16,584
Hydroelectric
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	32,946	31,467
Hydroelectric | North America | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	77	55
Property, plant and equipment, at fair value	15,134	15,331
Total assets	16,143	16,971
Total Liabilities	9,231	9,456
Hydroelectric | Brazil | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	20	15
Property, plant and equipment, at fair value	1,694	1,743
Total assets	1,880	1,880
Total Liabilities	531	892
Hydroelectric | Colombia | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	12	14
Property, plant and equipment, at fair value	2,490	1,826
Total assets	2,738	2,036
Total Liabilities	1,645	625
Wind
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	16,841	12,434
Wind | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	225	150
Property, plant and equipment, at fair value	6,024	4,853
Total assets	6,802	5,565
Total Liabilities	4,727	3,709
Solar
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	14,009	10,136
Solar | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	123	139
Property, plant and equipment, at fair value	3,635	3,046
Total assets	4,518	3,520
Total Liabilities	3,484	2,874
Distributed energy & storage | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	50	61
Property, plant and equipment, at fair value	2,386	2,110
Total assets	2,842	2,416
Total Liabilities	1,705	1,322
Sustainable solutions | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	30	11
Property, plant and equipment, at fair value	341	227
Total assets	1,540	378
Total Liabilities	1,126	113
Corporate | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	3	0
Property, plant and equipment, at fair value	0	0
Total assets	257	581
Total Liabilities	$ 3,159	$ 2,827